Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes

(11) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$930	$21,681	$22,611
State and local	1,609	1,165	2,774
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,749	$22,841

Year ended December 31, 2012:
U.S. federal	$—	$6,743	$6,743
State and local	823	826	1,649
Foreign	1,103	(1,253)	(150)

	$1,926	$6,316	$8,242

Year ended December 31, 2011:
U.S. federal	$—	$1,883	$1,883
State and local	1,074	1,125	2,199
Foreign	1,847	(387)	1,460

	$2,921	$2,621	$5,542

As of December 31, 2013 and December 31, 2012, the Company had income taxes payable of $848 and $252, respectively, included in accrued expenses.

The U.S. and foreign components of earnings before income taxes are as follows:

	2013	2012	2011
U.S.	$62,506	$17,279	$13,868
Foreign	474	(1,147)	(1,468)

Total	$62,980	$16,132	$12,400

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2013	2012	2011
Income tax expense at U.S. federal statutory rate	$22,043	$5,646	$4,340
State and local income taxes, net of federal income tax benefit	3,585	1,541	847
Book expenses not deductible for tax purposes	1,351	1,058	746
Stock-based compensation	65	270	464
Undistributed earnings of Canadian subsidiaries (a)	—	—	(4,023)
Valuation allowance	(1,097)	(331)	382
Rate change (b)	(2,565)	49	1,743
Other differences, net	(541)	9	1,043

Income tax expense	$22,841	$8,242	$5,542

(a)	For the period ended December 31, 2011, management asserted that the undistributed earnings of our Canadian subsidiaries were permanently reinvested and a deferred tax benefit of $4,023 was recognized from the release of the December 31, 2010 deferred tax liability. In periods prior to December 31, 2011, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested.

(b)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

In 2012, Ontario Bill 114 was signed into law. The enacted legislation freezes the general corporate income tax rate at 11.5%, cancelling the previously enacted rate reductions for 2012 and 2013 to 11% and 10%, respectively. As a result, a non-cash charge of $49 to income tax expense was recorded for the increase of the Canadian net deferred tax liability.

In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2013	2012
Deferred tax assets:
Allowance for doubtful accounts	$2,972	$2,964
Accrued liabilities not deducted for tax purposes	37,764	35,580
Asset retirement obligation	70,166	65,994
Net operating loss carry forwards	138,865	163,597
Tax credit carry forwards	4,844	3,765
Charitable contributions carry forward	9	592

Gross deferred tax assets	254,620	272,492
Less: valuation allowance	(2,331)	(3,424)

Net deferred tax assets	252,289	269,068

Deferred tax liabilities:
Property, plant and equipment	(45,160)	(48,271)
Intangibles	(314,382)	(308,266)
Investment in partnerships	(1,519)	(1,244)

Gross deferred tax liabilities	(361,061)	(357,781)

Net deferred tax liabilities	$(108,772)	$(88,713)

Classification in the consolidated balance sheets:
Current deferred tax assets	$10,378	$10,817
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(119,150)	(99,530)

Net deferred tax liabilities	$(108,772)	$(88,713)

During 2013, we utilized $65,641 of U.S. net operating losses, leaving $305,172 of U.S. net operating loss carry forwards remaining at December 31, 2013 to offset future taxable income. Of this amount, $13,049 is subject to an IRC §382 limitation, but will be available to be fully utilized by no later than 2017. These carry forwards expire between 2020 through 2032. In addition, we have $4,443 of various credits available to offset future U.S. federal income tax.

As of December 31, 2013 we have approximately $430,191 of state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $247 of various credits available to offset future state income tax. Management has determined that a valuation allowance related to state net operating loss carry forwards in certain jurisdictions is necessary. The valuation allowance for these deferred tax assets as of December 31, 2013 and December 31, 2012, was $2,323 and $3,410, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2013, 2012, and 2011 was a (decrease) increase of $(1,087), $(332) and $410, respectively.

During 2013, we generated $3,285 of Puerto Rico net operating losses. As of December 31, 2013, we had approximately $28,523 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2023. In addition, we have $154 of alternative minimum tax credits available to offset future Puerto Rico income tax.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the Company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings and projected decreases in future depreciation and amortization, the Company will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the Company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and are of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

We have not recognized a deferred tax liability of approximately $7,583 for the undistributed earnings of our Canadian operations that arose in 2013 and prior years as management considers these earnings to be indefinitely invested outside the U.S. As of December 31, 2013, the undistributed earnings of these subsidiaries were approximately $21,665.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$135
Additions for tax positions related to current year	3
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(63)
Settlements	—

Balance as of December 31, 2012	$75
Additions for tax positions related to current year	1
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(41)
Settlements	—

Balance as of December 31, 2013	$35

Included in the balance of unrecognized benefits at December 31, 2013 is $35 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2013 and December 31, 2012, we recognized interest and penalties of $1 and $3, respectively, as components of income tax expense in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2013 and December 31, 2012, was $4 and $14, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2010 since the IRS has completed review of our income tax returns through 2009, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2009 and 2008, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $35 as a result of the expiration of statute of limitations.

LAMAR MEDIA CORP [Member]
Income Taxes

(6) Income Taxes

Income tax expense (benefit) consists of the following:

	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$930	$21,798	$22,728
State and local	1,609	1,184	2,793
Foreign	1,553	(4,097)	(2,544)

	$4,092	$18,885	$22,977

Year ended December 31, 2012:
U.S. federal	$—	$6,859	$6,859
State and local	824	820	1,644
Foreign	1,103	(1,253)	(150)

	$1,927	$6,426	$8,353

Year ended December 31, 2011:
U.S. federal	$—	$2,007	$2,007
State and local	1,075	1,295	2,370
Foreign	1,847	(386)	1,461

	$2,922	$2,916	$5,838

As of December 31, 2013 and December 31, 2012, the Company had income taxes payable of $630 and $0, respectively, included in accrued expenses.

The U.S. and foreign components of earnings before income taxes are as follows:

	2013	2012	2011
U.S.	$62,841	$17,615	$14,226
Foreign	474	(1,147)	(1,468)

Total	$63,315	$16,468	$12,758

A reconciliation of significant differences between the reported amount of income tax expense and the expected amount of income tax expense that would result from applying the U.S. federal statutory income tax rate of 35 percent to income before taxes is as follows:

	2013	2012	2011
Income tax expense at U.S. federal statutory rate	$22,160	$5,764	$4,465
State and local income taxes, net of federal income tax benefit	3,601	1,557	865
Book expenses not deductible for tax purposes	1,351	1,058	746
Stock-based compensation	65	270	464
Amortization of non-deductible goodwill	—	—	1
Undistributed earnings of Canadian subsidiaries (a)	—	—	(4,023)
Valuation allowance	(1,094)	(354)	382
Rate Change (b)	(2,565)	49	1,743
Other differences, net	(541)	9	1,195

Income tax expense	$22,977	$8,353	$5,838

(a)	In periods prior to December 31, 2011, the undistributed earnings of our Canadian subsidiaries were not designated as permanently reinvested. For the period ended December 31, 2011, management asserted that the undistributed earnings of our Canadian subsidiaries were permanently reinvested and a deferred tax benefit of $4,023 was recognized from the release of the December 31, 2010 deferred tax liability.
(b)	In 2013, the “Tax Burden Adjustment and Redistribution Act” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was increased to 39% from 30%. As a result, a non-cash benefit of $2,479 to income tax expense was recorded for the increase of the Puerto Rico net deferred tax asset. Also in 2013, British Columbia Bill 2 was signed into law. The enacted legislation increased the general corporate income tax rate to 11% from 10%. As a result, a non-cash benefit of $86 to income tax expense was recorded for the increase of the Canadian net deferred tax asset.

In 2012, Ontario Bill 114 was signed into law. The enacted legislation freezes the general corporate income tax rate at 11.5%, cancelling the previously enacted rate reductions for 2012 and 2013 to 11% and 10%, respectively. As a result, a non-cash charge of $49 to income tax expense was recorded for the increase of the Canadian net deferred tax liability.

In 2011, the “Internal Revenue Code for a New Puerto Rico” was signed into law. Under the enacted legislation, the Puerto Rico corporate income tax rate was lowered from 39% to 30%. As a result, a non-cash charge of $1,743 to income tax expense was recorded for the reduction of the Puerto Rico net deferred tax asset.

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and (liabilities) are presented below:

	2013	2012
Deferred tax assets:
Allowance for doubtful accounts	$2,972	$2,964
Accrued liabilities not deducted for tax purposes	37,764	35,580
Asset retirement obligation	70,166	65,994
Net operating loss carry forwards	89,496	114,361
Tax credit carry forwards	19,615	18,537
Charitable contributions carry forward	9	592

Gross deferred tax assets	220,022	238,028
Less: valuation allowance	(1,760)	(2,851)

Net deferred tax assets	218,262	235,177

Deferred tax liabilities:
Property, plant and equipment	(45,160)	(48,271)
Intangibles	(313,746)	(307,630)
Investment in partnerships	(1,519)	(1,244)

Gross deferred tax liabilities	(360,425)	(357,145)

Net deferred tax liabilities	$(142,163)	$(121,968)

Classification in the consolidated balance sheets:
Current deferred tax assets	$10,378	$10,817
Current deferred tax liabilities	—	—
Noncurrent deferred tax assets	—	—
Noncurrent deferred tax liabilities	(152,541)	(132,785)

Net deferred tax liabilities	$(142,163)	$(121,968)

During 2013, we utilized $65,976 of U.S. net operating losses, leaving $169,411 of U.S. net operating loss carry forwards remaining at December 31, 2013, to offset future taxable income. Of this amount, $13,049 is subject to an IRC §382 limitation, but will be available to be fully utilized by no later than 2017. These carry forwards expire between 2020 and 2032. In addition, we have $19,214 of various credits available to offset future U.S. federal income tax.

As of December 31, 2013, we have approximately $392,470 state net operating loss carry forwards before valuation allowances. These state net operating losses are available to reduce future taxable income and expire at various times and amounts. In addition, we have $247 of various credits available to offset future state income tax. Management has determined that a valuation allowance related to state net operating loss carry forwards is necessary. The valuation allowance for these deferred tax assets as of December 31, 2013 and December 31, 2012 was $1,751 and $2,836, respectively. The net change in the total valuation allowance for each of the years ended December 31, 2013, 2012, and 2011 was a (decrease) increase of $(1,085), $(356) and $407, respectively.

During 2013, we generated $3,285 of Puerto Rico net operating losses. As of December 31, 2013, we had approximately $28,523 of Puerto Rico net operating losses available to offset future taxable income. These carry forwards expire between 2016 and 2023. In addition, we have $154 of alternative minimum tax credits available to offset future Puerto Rico income tax.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in those jurisdictions during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry back and carry forward periods), projected future taxable income, and tax-planning strategies in making this assessment. In order to fully realize the deferred tax assets, the company will need to generate future taxable income before the expiration of the carry forwards governed by the tax code. Based on the current level of pretax earnings for financial reporting purposes and projected decreases in future depreciation and amortization, we will generate the minimum amount of future taxable income to support the realization of the deferred tax assets. Additionally, the company has a significant amount of deferred tax liabilities that will reverse during the same period and jurisdiction and is of the same character as the temporary differences giving rise to the deferred tax assets. As a result, management believes that it is more likely than not that we will realize the benefits of these deferred tax assets, net of the existing valuation allowances at December 31, 2013. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry forward period are reduced.

We have not recognized a deferred tax liability of approximately $7,583 for the undistributed earnings of our Canadian operations that arose in 2013 and prior years as management considers these earnings to be indefinitely invested outside the U.S. As of December 31, 2013, the undistributed earnings of these subsidiaries were approximately $21,665.

Under ASC 740, we provide for uncertain tax positions, and the related interest, and adjust recognized tax benefits and accrued interest accordingly. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance as of December 31, 2011	$135
Additions for tax positions related to current year	3
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(63)
Settlements	—

Balance as of December 31, 2012	$75
Additions for tax positions related to current year	1
Additions for tax positions related to prior years	—
Reductions for tax positions related to prior years	—
Lapse of statute of limitations	(41)
Settlements	—

Balance as of December 31, 2013	$35

Included in the balance of unrecognized benefits at December 31, 2013 is $35 of tax benefits that, if recognized in future periods, would impact our effective tax rate.

During the years ended December 31, 2013 and December 31, 2012, we recognized interest and penalties of $1 and $3, respectively, as components of income tax expense in connection with our liabilities related to uncertain tax positions. Interest and penalties included in the balance at December 31, 2013 and December 31, 2012, was $4 and $14, respectively.

We are subject to income taxes in the U.S. and nearly all states. In addition, the Company is subject to income taxes in Canada and the Commonwealth of Puerto Rico. We are no longer subject to U.S federal income tax examinations by tax authorities for years before 2010 since the IRS has completed review of our income tax returns through 2009, or for any U.S. state income tax audit prior to 2002. With respect to Canada and Puerto Rico, we are no longer subject to income tax audits for years before 2009 and 2008, respectively.

Within the next twelve months, it is reasonably possible, that we could decrease our unrecognized tax benefits up to $35 as a result of the expiration of statute of limitations.